Annual Total Returns[BarChart] - PGIM Corporate Bond Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.21%	3.70%	(2.34%)	6.37%	(1.20%)	7.49%	6.30%	(2.89%)	13.89%	9.55%